Stock-Based Compensation	12 Months Ended
Dec. 31, 2015
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Stock-Based Compensation

20. STOCK-BASED COMPENSATION

[a]	Incentive Stock Option Plan

The Company currently has two incentive stock option plans in effect: the 2009 Stock Option Plan, which was adopted by the Company’s shareholders on May 6, 2010; and the Amended and Restated Incentive Stock Option Plan [the “1987 Stock Option Plan”], which was adopted by shareholders on December 10, 1987, and subsequently amended on May 18, 2000 and May 10, 2007.

Upon adoption of the 2009 Plan, new grants under the 1987 Plan were frozen, but all outstanding options were permitted to continue to vest and be exercisable in accordance with their terms.

2009 Stock Option Plan

Under the 2009 Stock Option Plan, the Company may grant options to purchase Common Shares to full-time employees and consultants of the Company and its subsidiaries. The maximum number of shares that can be reserved for issuance under the option plan is 32,000,000 shares. The number of shares available to be granted at December 31, 2015 was 12,164,270 [2014 – 13,586,060]. All options granted are for terms of up to seven years from the grant date. Options issued under the 2009 Option Plan to employees and consultants generally vest as to one-third on each of the first three anniversaries of the date of grant. Performance-vested options are granted to some of the Company’s most senior executives, with vesting as to one-sixth, one-third and one-half on the first three anniversaries of the date of grant, subject to satisfaction of a minimum total shareholder return condition. All options allow the holder to purchase Common Shares at a price equal to or greater than the closing market price of such shares on the date prior to the date of the grant.

1987 Stock Option Plan

The Company previously granted options to purchase Common Shares to full-time employees, outside directors or consultants of the Company under the 1987 Stock Option Plan. Upon shareholder approval of the Company’s 2009 Stock Option Plan, the 1987 Stock Option Plan was terminated such that no future grants could be made, but previously granted options would continue to vest and be exercisable in accordance with their original terms of grant. All options granted under the 1987 Stock Option Plan are for terms of up to seven years from the grant date. All options allow the holder to purchase Common Shares at a price equal to or greater than the closing market price of such shares on the date prior to the date of the grant or modification.

The following is a continuity schedule of all options outstanding [number of options in the table below are expressed in whole numbers – restated [note 3]]:

	Options outstanding
		Weighted
		average		Number
	Number	exercise		of options
	of options	price		exercisable
Outstanding at December 31, 2013	9,516,216	Cdn$	20.91	5,694,218
Granted	1,502,600		53.36	—
Exercised	(2,649,160)		19.92	(2,649,160)
Cancelled	(54,998)		30.23	(12,000)
Vested	—		—	1,581,430

Outstanding at December 31, 2014	8,314,658	Cdn$	27.03	4,614,488
Granted	1,614,336		68.24	—
Exercised	(2,387,032)		18.17	(2,387,032)
Cancelled	(192,546)		41.08	(2)
Vested	—		—	1,965,905

Outstanding at December 31, 2015	7,349,416	Cdn$	38.59	4,193,359

The total intrinsic value of options exercised during 2015 was $86 million [2014 - $85 million].

At December 31, 2015, the outstanding options consist of [number of options in the table below are expressed in whole numbers]:

	Options outstanding
		Remaining	Number
	Number	contractual	of options
	of options	life [years]	exercisable
Cdn$10 to $15	1,000,682	0.9	1,000,682
Cdn$15 to $20	20,000	1.4	20,000
Cdn$20 to $25	1,480,560	3.2	1,487,226
Cdn$25 to $30	1,877,018	3.8	1,247,757
Over Cdn$50	2,971,156	5.7	437,694

	7,349,416		4,193,359

Weighted average exercise price	Cdn$38.59		Cdn$25.53

Weighted average life remaining [years]	4.03		2.94

Aggregate intrinsic value at December 31, 2015	$93		$93

The weighted average assumptions used in measuring the fair value of stock options granted are as follows:

	2015	2014
Risk-free interest rate	0.97%	1.60%
Expected dividend yield	2.00%	2.00%
Expected volatility	26%	29%
Expected time until exercise	4.6 years	4.5 years

Weighted average fair value of options granted in year [Cdn$] [restated [note 3]]	$12.84	$11.47

[b]	Long-term retention program

The Company awarded certain executives an entitlement to Common Shares in the form of restricted stock. Such shares become available to the executives, subject to acceleration on death or disability, after an approximate four-year holding period, provided certain conditions are met, and are to be released in equal amounts over a 10-year period, subject to forfeiture under certain circumstances. The stock that has not been released to the executives is reflected as a reduction in the stated value of the Company’s Common Shares.

The following is a continuity of the stock that has not been released to the executives and is reflected as a reduction in the stated value of the Company’s Common Shares [number of Common Shares in the table below are expressed in whole numbers – restated [note 3]]:

	Number	Stated
	of shares	value
Awarded and not released, December 31, 2013	1,460,952	$25
Release of restricted stock	(286,304)	(5)

Awarded and not released, December 31, 2014	1,174,648	20
Release of restricted stock	(286,312)	(4)

Awarded and not released, December 31, 2015	888,336	$16

[c]	Restricted stock unit program

In a number of different circumstances, the Company awards restricted stock units [“RSUs”] to certain executives and other employees as part of the Company’s compensation program. These RSUs are notional units, each of which is equivalent to one Magna Common Share. In most cases, the RSUs are redeemable solely at the Company’s option, either by delivery of the specified number of Common Shares or the cash value on the redemption date [based on the 20-day weighted average trading price]. Redemption of the RSUs generally occurs on December 15 of the second year after the date of grant, subject to earlier redemption or cancellation in specified circumstances. In some cases, RSUs are subject to vesting and other conditions and quarterly dividend equivalents are paid to the grantees.

The Company maintains a Non-Employee Director Share-Based Compensation Plan [“DSU Plan”] which governs the 60% portion of the annual retainer payable to Independent Directors which is mandatorily deferred in the form of Deferred Share Units [“DSUs”]. Additionally, each Independent Director may annually elect to defer up to 100% of his or her total annual cash compensation from Magna [including committee retainers, meeting and other fees]. The amounts deferred in the DSU Plan are reflected in DSUs, which are notional units, the value of which increases or decreases in direct relation to the New York Stock Exchange [“NYSE”] market price of Magna Common Shares. Dividend equivalents are credited on DSUs at the times and in the amounts of dividends that are declared and paid on Magna’s Common Shares. All DSUs are fully vested on the date allocated to an Independent Director under the DSU Plan. The DSUs are settled upon an Independent Director’s retirement from the Board by delivering Magna Common Shares equal to the whole DSUs credited to the Independent Director.

The following is a continuity schedule of restricted stock unit programs outstanding [number of stock units in the table below are expressed in whole numbers – restated [note 3]]:

	Equity	Liability	Equity
	classified	classified	classified
	RSUs	RSUs	DSUs	Total
Outstanding at December 31, 2013	1,263,709	60,238	254,894	1,578,841
Granted	363,053	18,050	44,272	425,375
Dividend equivalents	1,678	1,132	4,095	6,905
Forfeitures	—	(820)	—	(820)
Redeemed	(643,162)	(32,548)	—	(675,710)

Outstanding at December 31, 2014	985,278	46,052	303,261	1,334,591
Granted	356,422	15,922	43,955	416,299
Dividend equivalents	1,633	1,094	5,468	8,195
Redeemed	(495,627)	(28,236)	—	(523,863)

Outstanding at December 31, 2015	847,706	34,832	352,684	1,235,222

[d]	Compensation expense related to stock-based compensation

Stock-based compensation expense recorded in selling, general and administrative expenses related to the above programs is as follows:

	2015	2014
Incentive Stock Option Plan	$12	$15
Long-term retention	4	4
Restricted stock unit	20	21

Total stock-based compensation expense	$36	$40